FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at June 30, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,		December 31,
Description	Level	2026	Level	2025
Assets:
Investments held in Trust Account	1	$25,813,648	1	$25,164,437

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the six months ended June 30, 2026 and 2025, there were no transfers into or out of Level 3.

In accordance with the Company’s investment management trust agreement, investments held in trust consist only of money market mutual funds invested solely in direct U.S. treasury obligations, which is considered a Level 1 measurement. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

NOTE 9 — FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,		December 31,
Description	Level	2025	Level	2024
Assets:
Investments held in Trust Account	1	$25,164,437	1	$106,926,172

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the years ended December 31, 2025 and 2024, there were no transfers into or out of Level 3.

In accordance with the Company’s investment management trust agreement, investments held in trust consist only of money market mutual funds invested solely in direct U.S. treasury obligations, which is considered a Level 1 measurement. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.